Document And Entity Information	Dec. 22, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2025
Entity Registrant Name	MSP Recovery, Inc.
Entity Central Index Key	0001802450
Entity Emerging Growth Company	true
Entity File Number	001-39445
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4117825
Entity Address, Address Line One	3150 SW 38th Avenue
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33146
City Area Code	(305)
Local Phone Number	614-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MSPR
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $287.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each lot of 4,375 warrants exercisable for one share of Class A common stock at an exercise price of $50,312.50 per share
Trading Symbol	MSPRW
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $0.0025 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each lot of 4,375 warrants exercisable for one share of Class A common stock at an exercise price of $0.4375 per share
Trading Symbol	MSPRZ